Note 2 - Summary of Significant Accounting Policies (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies [Abstract]
Revenue by Major Customers
	Three Months Ended March 31,
Customer	2021	2020	Variance
Department of Defense	0.0%	73.7%	(73.7)%
Incuron	0.0%	26.3%	(26.3)%
Total	0.0%	100.0%	(100)%

	Years ended December 31,
	2020	2019	Variance
U.S. Department of Defense	81.2%	64.5%	16.7%
Incuron, Inc	18.8%	35.5%	-16.7%
	100.0%	100.0%	0.0%

Accumulated Other Comprehensive Income (Loss)
Gains and losses on foreign exchange translations
Beginning balance	$(685,680)
Other comprehensive income (loss) before reclassifications	(5,184)
Amounts reclassified from accumulated other comprehensive loss	—
Ending balance	$(690,864)

	Gains and (losses) on foreign exchange translations	Total
Beginning balance	$(568,030)	$(568,030)
Realized foreign currency translation	(57,936)	(57,936)
Foreign currency translation	(59,714)	(59,714)
Ending balance	$(685,680)	$(685,680)

Common Equivalent Securities
	As of March 31,
Common Equivalent Securities	2021	2020
Warrants	299,519	222,253
Options	67,901	96,397
Total	367,420	318,650

	As of December 31,
Common Equivalent Securities	2020	2019
Warrants	371,340	327,253
Options	76,064	136,105
Total	447,404	463,358